Loss per Share - Schedule of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Net loss attributed to common stockholders	$ (144,020)	$ (325,441)
Basic weighted average common shares outstanding	15,521,073	14,011,861
Dilutive weighted average common shares outstanding	15,521,073	14,011,861
Income (Loss) from Continuing Operations, Per Basic Share	$ (9.28)	$ (23.23)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (9.28)	$ (23.23)
Common Class B [Member]
Net loss attributed to common stockholders	$ (34,356)	$ (85,997)
Basic weighted average common shares outstanding	3,702,613	3,702,613
Dilutive weighted average common shares outstanding	3,702,613	3,702,613
Income (Loss) from Continuing Operations, Per Basic Share	$ (9.28)	$ (23.23)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (9.28)	$ (23.23)